Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS RREEF Global Infrastructure Fund
	Shares	Value ($)

Common Stocks 99.2%
Australia 4.5%
Sydney Airport (Units)*	5,370,116	31,759,984
Transurban Group (Units)	2,818,966	28,674,102
Transurban Group*	313,219	3,186,017
(Cost $54,845,431)		63,620,103
Canada 11.0%
Enbridge, Inc.	823,090	32,791,032
Gibson Energy, Inc. (a)	699,039	12,837,239
Pembina Pipeline Corp.	1,669,173	52,911,177
TC Energy Corp. (a)	1,185,550	57,059,157
(Cost $127,788,230)		155,598,605
Denmark 1.3%
Orsted AS 144A (Cost $16,012,043)	141,934	18,806,282
France 4.5%
Getlink SE	1,153,783	18,040,367
VINCI SA	442,633	45,985,263
(Cost $50,827,184)		64,025,630
Germany 0.5%
Fraport AG Frankfurt Airport Services Worldwide* (Cost $7,145,480)	102,420	7,101,566
Hong Kong 4.3%
China Gas Holdings Ltd.	2,616,600	7,743,964
China Resources Gas Group Ltd.	2,606,000	13,669,504
Cosco Shipping Ports Ltd.	4,660,000	4,026,798
Hong Kong & China Gas Co., Ltd.	23,350,800	35,307,727
(Cost $59,066,940)		60,747,993
Italy 0.9%
Terna SPA (Cost $13,981,208)	1,802,440	12,771,537
Japan 1.6%
East Japan Railway Co.	187,100	13,127,112
Tokyo Gas Co., Ltd.	513,600	9,565,165
(Cost $24,716,695)		22,692,277
Luxembourg 0.3%
SES SA (Cost $8,666,581)	496,977	4,439,759
Mexico 1.8%
Grupo Aeroportuario del Pacifico SAB de CV (ADR) (a)	160,949	18,721,588
Grupo Aeroportuario del Sureste SAB de CV (ADR)	32,803	6,134,161
(Cost $16,277,697)		24,855,749

New Zealand 0.8%
Auckland International Airport Ltd.* (Cost $8,993,005)	2,230,559	11,980,122
Spain 9.7%
Aena SME SA 144A*	174,095	29,995,519
Cellnex Telecom SA 144A	815,661	50,311,009
Ferrovial SA	1,938,880	56,473,249
(Cost $84,290,638)		136,779,777
United Kingdom 5.0%
National Grid PLC	4,941,399	58,967,888
Severn Trent PLC	354,523	12,419,483
(Cost $64,306,140)		71,387,371
United States 53.0%
Ameren Corp.	423,480	34,301,880
American Tower Corp. (REIT)	250,481	66,480,162
American Water Works Co., Inc.	276,407	46,723,839
Atmos Energy Corp.	193,810	17,094,042
CenterPoint Energy, Inc.	651,920	16,037,232
Cheniere Energy, Inc.	660,920	64,552,056
Crown Castle International Corp. (REIT)	668,345	115,837,556
Edison International	636,009	35,279,419
Eversource Energy	534,551	43,704,890
NiSource, Inc.	1,772,420	42,945,737
ONEOK, Inc.	263,640	15,288,484
PG&E Corp.*	2,454,059	23,558,966
SBA Communications Corp. (REIT)	239,232	79,082,922
Sempra Energy	490,124	62,000,686
Targa Resources Corp.	718,482	35,356,499
Williams Companies, Inc.	2,006,904	52,059,090
(Cost $501,445,420)		750,303,460
Total Common Stocks (Cost $1,038,362,692)		1,405,110,231

Master Limited Partnership 0.2%
United States
Magellan Midstream Partners LP (Cost $2,867,878)	66,514	3,031,708

Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $60,103,781)	60,103,781	60,103,781

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $6,220,185)	6,220,185	6,220,185

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,107,554,536)	104.1	1,474,465,905
Other Assets and Liabilities, Net	(4.1)	(57,951,104)
Net Assets	100.0	1,416,514,801
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
85,999,957	—	25,896,176 (d)	—	—	113,999	—	60,103,781	60,103,781
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 0.03% (b)
14,037,294	172,648,211	180,465,320	—	—	767	—	6,220,185	6,220,185
100,037,251	172,648,211	206,361,496	—	—	114,766	—	66,323,966	66,323,966
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $57,231,566, which is 4.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2021 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Utilities	490,898,241	35%
Energy	325,886,442	23%
Industrials	275,205,848	19%
Real Estate	261,400,640	19%
Communication Services	54,750,768	4%
Total	1,408,141,939	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$63,620,103	$—	$63,620,103
Canada	155,598,605	—	—	155,598,605
Denmark	—	18,806,282	—	18,806,282
France	—	64,025,630	—	64,025,630
Germany	—	7,101,566	—	7,101,566
Hong Kong	—	60,747,993	—	60,747,993
Italy	—	12,771,537	—	12,771,537
Japan	—	22,692,277	—	22,692,277
Luxembourg	—	4,439,759	—	4,439,759
Mexico	24,855,749	—	—	24,855,749
New Zealand	—	11,980,122	—	11,980,122
Spain	—	136,779,777	—	136,779,777
United Kingdom	—	71,387,371	—	71,387,371
United States	750,303,460	—	—	750,303,460
Master Limited Partnership	3,031,708	—	—	3,031,708
Short-Term Investments (a)	66,323,966	—	—	66,323,966
Total	$1,000,113,488	$474,352,417	$—	$1,474,465,905
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGIF-PH3
R-080548-1 (1/23)